May 5, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

         RE:      The Gabelli Blue Chip Value Fund (the "Fund")
                  File Nos. 333-80099 and 811-09377
                  ---------------------------------------------

Dear Sir/Madam:

Pursuant  to Rule  497(j)  promulgated  under  the  Securities  Act of 1933,  as amended, please accept this letter as certification that the two Prospectuses and Statement of Additional Information for the above-named Fund do not differ from those contained in Post-Effective Amendment No. 15 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on April 30, 2010 (Accession # 0000950123-10-041730).

Should you have any comments on this filing,  please contact the  undersigned at
(617) 338-4782.

Sincerely,

/s/ Peter R. Brown
------------------

Peter R. Brown
Regulatory Administration

cc:      B. Alpert
         R. Prins
         A. Lonergan
         H. Robichaud